Submission	May 19, 2026
Submission [Line Items]
Central Index Key	0002092287
Registrant Name	3 KNIGHTS DYNAMICS GROUP Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES